Income Taxes (Details) ¥ in Millions, $ in Millions		6 Months Ended
	Mar. 28, 2018 HKD ($)	Dec. 31, 2025 CNY (¥)
Income Taxes [Line Items]
Accounting standards rate		25.00%
Taxable income (in Yuan Renminbi) | ¥		¥ 3
Preferential tax rate		5.00%
Minimum [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars) | $	$ 2
Tax percentage	8.25%
Maximum [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars) | $	$ 2
Tax percentage	16.50%
Taxable income (in Yuan Renminbi) | ¥		¥ 3